UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6325

Dreyfus Midcap Index Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	01/31/05

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus Midcap Index Fund, Inc. Statement of Investments January 31, 2005 ( Unaudited )
Common Stocks--97.5%	Shares	Value($)

Consumer Cyclical--15.4%
Abercrombie & Fitch, Cl. A	136,210	6,826,845
Advance Auto Parts	114,900 a	4,952,190
Aeropostale	86,985 a	2,417,313
AirTran Holdings	133,950 a	1,143,933
Alaska Air Group	42,037 a	1,252,282
American Eagle Outfitters	115,150	5,849,620
AnnTaylor Stores	110,240 a	2,369,058
Applebee's International	126,650	3,528,469
ArvinMeritor	108,438	2,064,660
BJ's Wholesale Club	108,554 a	3,105,730
Bandag	30,350	1,468,940
Barnes & Noble	109,490 a	3,580,323
Bob Evans Farms	55,194	1,344,526
Borders Group	117,345	3,080,306
BorgWarner	87,785	4,713,177
Boyd Gaming	136,150	5,418,770
Brinker International	135,066 a	5,079,832
CBRL Group	75,225	3,092,500
CDW	129,900	7,599,150
Caesars Entertainment	489,140 a	9,455,076
Callaway Golf	119,195	1,586,485
CarMax	162,615 a	4,704,452
Cheesecake Factory	121,525 a	3,933,764
Chico's FAS	139,505 a	7,349,123
Claire's Stores	154,564	3,188,655
Dollar Tree Stores	176,650 a	4,810,179
Fastenal	118,600	7,131,418
Federal Signal	75,163	1,242,444
Foot Locker	243,190	6,546,675
Furniture Brands International	82,985	1,966,745
GTECH Holdings	181,025	4,232,364
Gentex	121,300	4,103,579
HNI	87,752	3,540,793
Harman International Industries	104,640	12,729,456
Herman Miller	110,450	2,951,224
International Speedway, Cl. A	83,250	4,572,090
JetBlue Airways	161,850 a,b	3,203,012
Krispy Kreme Doughnuts	96,485 a,b	847,138
Lear	105,245	5,683,230
Mandalay Resort Group	105,463	7,445,688
Michaels Stores	211,880	6,515,310
Modine Manufacturing	54,070	1,704,827
Mohawk Industries	104,140 a	9,217,431
99 CENTS Only Stores	108,595 a	1,628,925

Neiman Marcus Group, Cl. A	76,250	5,101,125
O'Reilly Automotive	86,300 a	3,946,499
Outback Steakhouse	115,295	5,309,335
PETsMART	226,900	6,859,187
Pacific Sunwear of California	115,800 a	2,835,942
Payless ShoeSource	106,490 a	1,257,647
Pier 1 Imports	134,205	2,376,771
Ross Stores	230,500	6,596,910
Ruby Tuesday	101,495	2,582,033
Ruddick	72,980	1,539,878
Saks	217,870	3,100,290
Sotheby's Holdings, Cl. A	99,227 a	1,780,132
Thor Industries	88,785	3,067,522
Timberland, Cl. A	53,825 a	3,538,455
Urban Outfitters	126,500 a	5,321,855
Whole Foods Market	97,300	8,700,566
Williams-Sonoma	182,125 a	6,301,525
		259,393,379

Consumer Staples--3.7%
Blyth	63,950	2,008,669
Church & Dwight	97,514	3,357,407
Constellation Brands, Cl. A	168,615 a	8,754,491
Dean Foods	232,858 a	8,203,587
Hormel Foods	216,835	6,830,302
J. M. Smucker	91,188	4,253,920
Lancaster Colony	54,849	2,320,661
PepsiAmericas	216,335	4,597,119
Sensient Technologies	73,278	1,667,075
Smithfield Foods	173,420 a	5,249,423
Tootsie Roll Industries	81,653	2,626,777
Tupperware	91,540	1,840,869
Tyson Foods, Cl. A	551,535	9,469,856
Universal	39,866	1,884,067
		63,064,223

Energy--8.8%
AGL Resources	117,102	4,057,584
Aqua America	145,705	3,501,291
Cooper Cameron	85,885 a	4,844,773
ENSCO International	236,045	8,079,820
Equitable Resources	95,990	5,475,270
FMC Technologies	106,851 a	3,272,846
Forest Oil	92,635 a	3,120,873
Grant Prideco	193,048 a	3,783,741
Helmerich & Payne	78,785	2,985,952
Murphy Oil	143,724	12,831,679
National Fuel Gas	129,024	3,638,477
National-Oilwell	134,300 a	4,952,984
Newfield Exploration	97,285 a	5,953,842
Noble Energy	91,862	5,435,475
ONEOK	161,615	4,476,735

Patterson-UTI Energy	261,500	5,086,175
Pioneer Natural Resources	227,825	8,746,202
Plains Exploration & Production	120,495 a	3,467,846
Pogo Producing	100,640	4,280,219
Pride International	212,935 a	4,980,550
Questar	131,696	6,690,157
Smith International	163,835 a	9,699,032
Tidewater	94,790	3,674,060
Varco International	152,908 a	4,680,514
Vectren	118,675	3,276,617
WGL Holdings	76,040	2,308,574
Weatherford International	212,303 a	11,521,684
Western Gas Resources	115,595	3,519,868
		148,342,840

Health Care--10.8%
Apria Healthcare Group	75,700 a	2,482,960
Barr Pharmaceuticals	160,177 a	7,616,416
Beckman Coulter	94,964	6,362,588
Cephalon	90,100 a	4,432,920
Charles River Laboratories International	101,300 a	4,799,594
Community Health Systems	136,315 a	3,950,409
Covance	97,590 a	4,147,575
Coventry Health Care	166,018 a	9,446,446
Cytyc	174,550 a	4,372,477
DENTSPLY International	126,050	7,067,623
Edwards Lifesciences	92,885 a	3,780,420
Gen-Probe	77,800 a	3,797,418
Health Net	173,540 a	5,048,279
Henry Schein	67,650 a	4,604,259
Hillenbrand Industries	96,690	5,253,168
INAMED	56,000 a	3,875,200
IVAX	391,757 a	5,888,108
Invitrogen	80,100 a	5,503,671
LifePoint Hospitals	60,500 a	2,286,900
Lincare Holdings	156,750 a	6,505,125
Millennium Pharmaceuticals	478,062 a	4,402,951
Omnicare	162,765	5,005,024
PacifiCare Health Systems	131,622 a	8,098,702
Par Pharmaceutical	52,900 a	2,004,910
Patterson	214,400 a	9,986,752
Perrigo	112,800	1,934,520
Protein Design Labs	149,250 a	3,010,373
Renal Care Group	105,240 a	4,015,958
STERIS	108,045 a	2,562,827
Sepracor	164,200 a	9,388,956
Techne	64,600 a	2,252,602
Triad Hospitals	120,247 a	4,892,850
Universal Health Services, Cl. B	91,135	3,922,450
VCA Antech	128,200 a	2,378,110
VISX	77,550 a	2,084,544
Valeant Pharmaceuticals International	131,450	3,282,307

Varian	54,200 a	2,164,206
Varian Medical Systems	212,280 a	8,009,324
Vertex Pharmaceuticals	125,450 a	1,275,827
		181,894,749

Interest Sensitive--17.4%
A.G. Edwards	119,324	5,090,362
AMB Property	129,650	4,826,869
Allmerica Financial	83,185 a	2,715,990
American Financial Group	115,354	3,551,750
AmeriCredit	242,645 a	5,956,935
AmerUs Group	61,260	2,730,358
Arthur J. Gallagher Co.	144,355	4,280,126
Associated Banc-Corp	202,293	6,681,738
Astoria Financial	116,250	4,375,650
BISYS Group	187,825 a	2,886,870
Bank of Hawaii	82,755	3,964,792
Banknorth Group	274,855	9,856,300
Brown & Brown	108,040	4,673,810
Certegy	97,660	3,418,100
City National	76,887	5,365,944
Colonial BancGroup	208,975 b	4,217,115
Commerce Bancorp	123,950 b	7,132,083
Cullen/Frost Bankers	81,430	3,823,953
Developers Diversified Realty	168,500	6,697,875
Eaton Vance	209,690	5,248,541
Everest Re Group	87,685	7,619,826
Fidelity National Financial	272,565	11,943,798
First American	140,005	5,177,385
FirstMerit	131,750	3,491,375
Greater Bay Bancorp	79,700	2,173,419
HCC Insurance Holdings	105,940	3,482,248
Hibernia, Cl. A	242,295	6,377,204
Highwoods Properties	83,830	2,053,835
Horace Mann Educators	66,900	1,232,298
Hospitality Properties Trust	105,040	4,479,956
Independence Community Bank	132,300	5,199,390
IndyMac Bancorp	96,790	3,577,358
Investors Financial Services	103,900	5,237,599
Jefferies Group	89,330	3,483,870
LaBranche & Co.	93,835 a,b	936,473
Legg Mason	157,485 b	12,162,567
Liberty Property Trust	133,850	5,226,842
Mack-Cali Realty	95,085	3,991,668
Mercantile Bankshares	123,701	6,262,982
MoneyGram International	138,355	2,684,087
New Plan Excel Realty Trust	160,410	4,053,561
New York Community Bancorp	414,319	7,387,308
Ohio Casualty	96,735 a	2,223,938
Old Republic International	284,910	6,609,912
PMI Group	148,860	5,920,162
Protective Life	108,545	4,467,712

Radian Group	143,605	6,884,424
Raymond James Financial	115,295	3,593,745
Rayonier	77,816	3,462,812
SEI Investments	160,200	5,985,072
Silicon Valley Bancshares	56,225 a	2,453,659
StanCorp Financial Group	44,450	3,778,250
TCF Financial	216,790	6,093,967
United Dominion Realty Trust	207,120	4,602,206
Unitrin	107,190	4,590,948
W.R. Berkley	131,500	6,272,550
Waddell & Reed Financial, Cl. A	129,150	2,824,511
Washington Federal	122,980	3,203,629
Webster Financial	82,830	3,714,926
Weingarten Realty Investors	139,000	4,969,250
Westamerica Bancorporation	49,800	2,585,616
Wilmington Trust	105,240	3,659,195
		293,626,694

Producer Goods & Services--15.6%
AGCO	141,105 a	2,896,886
Airgas	117,195	2,756,426
Albemarle	71,300	2,503,343
Alexander & Baldwin	66,637 b	3,065,302
Alliant Techsystems	58,900 a	3,921,562
Arch Coal	97,400	3,559,970
Bowater	86,995	3,305,810
Brink's	88,635	3,138,565
C.H. Robinson Worldwide	133,300	6,864,950
CNF	80,785	3,789,624
Cabot	96,440	3,375,400
Carlisle Cos.	48,582	3,064,067
Crane	85,700	2,442,450
Crompton	179,303	2,088,880
Cytec Industries	61,900	3,156,900
D.R. Horton	364,445	14,497,622
Donaldson	129,966	4,052,340
Dycom Industries	75,900 a	2,062,203
Energizer Holdings	113,050 a	6,399,760
Expeditors International of Washington	166,500	9,347,310
FMC	57,600 a	2,718,144
Ferro	65,449	1,297,854
Flowserve	86,350 a	2,154,433
GATX	77,296	2,301,875
Graco	108,045	3,851,804
Granite Construction	64,987	1,618,176
Harsco	64,496	3,520,837
Hovnanian Enterprises, Cl. A	95,440 a	4,985,786
Hubbell, Cl. B	95,165	4,712,571
J.B. Hunt Transport Services	126,900	5,598,828
Jacobs Engineering Group	88,027 a	4,470,891
Kennametal	59,450	2,909,483
Lennar, Cl. A	243,970	13,776,986

Longview Fibre	79,786	1,239,077
Lubrizol	104,288	3,757,497
Lyondell Chemical	377,498	11,105,991
MDU Resources Group	184,575	4,935,535
Martin Marietta Materials	75,080	4,055,822
Minerals Technologies	32,050	2,002,484
Nordson	56,686	2,133,094
Olin	109,685	2,442,685
Overseas Shipholding Group	61,545	3,434,826
P.H. Glatfelter	68,550	930,909
Packaging Corp of America	167,115	3,728,336
Peabody Energy	100,940	8,554,665
Pentair	157,340	6,973,309
Potlach	46,450	2,137,629
Precision Castparts	102,736	7,222,341
Quanta Services	183,180 a	1,370,186
RPM International	181,883	3,206,597
Ryland Group	74,300	4,819,841
SPX	117,395	4,918,850
Scotts, Cl. A	51,400 a	3,493,144
Sequa, Cl. A	16,386 a	962,678
Sonoco Products	153,583	3,987,015
Steel Dynamics	70,500	2,664,900
Swift Transportation	114,650 a	2,556,695
Tecumseh Products, Cl. A	28,850	1,172,176
Teleflex	62,975	3,195,981
Thomas & Betts	92,240 a	2,694,330
Toll Brothers	116,795 a	9,118,186
Trinity Industries	74,301 b	2,247,605
Valspar	80,280	3,933,720
Werner Enterprises	123,250	2,627,690
Worthington Industries	124,100	2,541,568
York International	64,900	2,357,168
		262,729,568

Services--10.2%
Acxiom	134,800	3,111,184
Adesa	143,279	2,961,577
Alliance Data Systems	127,650 a	5,542,563
American Greetings, Cl. A	107,095 b	2,585,273
Banta	38,936	1,686,318
Belo, Cl. A	179,639	4,201,756
CSG Systems International	79,850 a	1,446,882
Career Education	160,200 a	6,454,458
Catalina Marketing	81,685	2,099,305
Ceridian	232,140 a	4,108,878
ChoicePoint	138,571 a	6,374,266
Cognizant Technology Solutions	207,800 a	7,875,620
Copart	140,600 a	3,230,988
Corinthian Colleges	141,300 a,b	2,717,199
DST Systems	130,850 a	6,343,608
Deluxe	78,200	2,992,714

DeVry	109,995 a	1,951,311
Dun & Bradstreet	108,540 a	6,306,174
Education Management	114,900 a	3,669,906
Emmis Communications, Cl. A	87,850 a	1,543,525
Entercom Communications	77,885 a	2,441,695
Fair Isaac	109,895	3,796,872
Gartner, Cl. A	173,130 a	1,956,369
Hanover Compressor	122,045 a	1,730,598
Harte-Hanks	133,280	3,525,256
ITT Educational Services	71,800 a	3,526,816
Jack Henry & Associates	141,350	2,938,667
Keane	96,940 a	1,267,006
Kelly Services, Cl. A	55,085	1,602,974
Korn/Ferry International	60,900 a	1,201,557
Laureate Education	75,500 a	3,349,180
Lee Enterprises	70,550	3,143,002
MPS Group	160,215 a	1,808,827
Manpower	140,955	6,857,461
Media General, Cl. A	37,100	2,373,287
Reader's Digest Association	155,565	2,507,708
Regis	69,300	2,765,070
Rent-A-Center	118,400 a	2,899,616
Republic Services	235,645	7,769,216
Rollins	71,382	1,770,274
Scholastic	61,950 a	2,121,788
Stericycle	70,300 a	3,615,529
Telephone and Data Systems	89,735	7,386,985
United Rentals	121,595 a	2,068,331
Valassis Communications	80,130 a	2,720,414
Washington Post, Cl. B	14,979	13,698,295
Westwood One	150,010 a	3,622,741
		171,669,039

Technology--10.6%
ADTRAN	119,300	2,136,663
AMETEK	107,084	4,090,609
Activision	217,450 a	4,914,370
Advent Software	50,950 a	980,788
Amphenol, Cl. A	138,300	5,439,339
Arrow Electronics	181,082 a	4,275,346
Ascential Software	91,855 a	1,314,445
Atmel	745,900 a	2,282,454
Avnet	188,283 a	3,374,031
Avocent	77,850 a	2,842,303
Cabot Microelectronics	38,762 a	1,179,528
Cadence Design Systems	422,390 a	5,630,459
CheckFree	135,600 a	5,288,400
CommScope	84,990 a	1,277,400
Credence Systems	149,000 a	1,192,000
Cree	115,400 a,b	2,773,062
Cypress Semiconductor	196,543 a	2,240,590
Diebold	111,596	6,008,329

Fairchild Semiconductor, Cl. A	186,775 a	2,665,279
Harris	104,540	6,771,056
Imation	53,100	1,831,419
Integrated Circuit Systems	109,800 a	2,086,200
Integrated Device Technology	166,850 a	1,958,819
International Rectifier	104,290 a	4,082,953
Intersil, Cl. A	235,200	3,488,016
KEMET	135,150 a	1,142,018
LTX	95,600 a	555,436
Lam Research	212,950 a	5,698,542
Lattice Semiconductor	177,200 a	795,628
Macromedia	110,900 a	3,797,216
Macrovision	77,700 a	1,812,741
McAfee	250,305 a	6,470,384
McData, Cl. A	184,550 a,b	775,110
Mentor Graphics	119,259 a	1,661,278
Micrel	140,750 a	1,216,080
Microchip Technology	322,450	8,399,822
National Instruments	123,700	3,381,958
Newport	67,025 a	871,325
Plantronics	75,550	2,811,216
Plexus	67,450 a	777,024
Polycom	153,100 a	2,645,568
Powerwave Technologies	163,250 a,b	1,284,778
RF Micro Devices	292,800 a	1,601,616
RSA Security	108,650 a	1,913,327
Retek	87,550 a	549,814
Reynolds & Reynolds, Cl. A	100,942	2,752,688
SanDisk	254,600 a	6,288,620
Semtech	115,600 a	2,124,728
Silicon Laboratories	81,200 a	2,768,920
Storage Technology	166,541 a	5,244,376
Sybase	148,660 a	2,894,410
Synopsys	237,700 a	4,040,900
3Com	592,900 a	2,175,943
Tech Data	90,800 a	3,816,324
Titan	132,355 a	2,223,564
Transaction Systems Architects, Cl. A	58,550 a	1,243,602
TriQuint Semiconductor	214,938 a	726,490
UTStarcom	178,600 a,b	2,934,398
Vishay Intertechnology	259,549 a	3,392,305
Wind River Systems	128,550 a	1,613,303
Zebra Technologies, Cl. A	112,095 a	5,708,998
		178,234,308

Utilities--5.0%
Alliant Energy	180,549	4,965,097
Aquila	377,720 a,b	1,397,564
Black Hills	50,692	1,510,115
Cincinnati Bell	383,250 a	1,628,813
DPL	197,630	5,136,404
Duquesne Light Holdings	120,145	2,229,891

Energy East	229,566		6,014,629
Great Plains Energy	116,175		3,521,264
Hawaiian Electric Industries	125,953		3,666,492
IDACORP	65,133		1,972,879
Leucadia National	168,092	b	6,086,611
NSTAR	83,135		4,678,838
Northeast Utilities	200,640		3,751,968
OGE Energy	139,051		3,636,184
PNM Resources	94,431		2,382,494
Pepco Holdings	293,613		6,415,444
Puget Energy	155,800		3,742,316
SCANA	175,479		6,852,455
Sierra Pacific Resources	183,536	a	1,805,994
WPS Resources	58,400		2,984,240
Westar Energy	134,205		3,126,976
Wisconsin Energy	182,812		6,248,514
			83,755,182

Total Common Stocks
(cost $ 1,353,508,579)			1,642,709,982

	Principal
Short-Term Investments--2.3%	Amount($)		Value($)

Repurchase Agreement--2.1%
Greenwich Capital Markets, Tri-Party Repurchase Agreement,
2.4%, dated 01/31/2005, due 02/01/2005 in the
amount of $35,952,397 (fully collateralized by
$36,130,000 of various U.S. Government Agency Obligations,
value $36,671,172)	35,950,000		35,950,000

U.S. Treasury Bills--.2%
2.05%, 2/10/2005	350,000	c	349,860
2.07%, 2/17/2005	150,000	c	149,871
2.17%, 3/24/2005	2,000,000	c	1,993,600
			2,493,331
Total Short-Term Investments
(cost $38,443,548)			38,443,331

Investment of Cash Collateral for Securities Loaned--2.0%	Shares		Value($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $33,687,189)	33,687,189	d	33,687,189

Total Investments (cost $1,425,639,316)	101.8%		1,714,840,502

Liabilities, Less Cash and Receivables	(1.8%)		(29,550,046)

Net Assets	100.0%		1,685,290,456

a Non-income producing.
b All or a portion of these securities are on loan.	At January 31, 2005, the total market value of the fund's

securities on loan is $32,574,927 and the total market value of the collateral held is $33,687,189.
c Partially held by the broker in a segregated account as collateral for open financial futures positions.
d Investment in affiliated money market mutual funds.
e Securities valuation policies and other investment related disclosures are hereby incorporated by reference the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form
N-CSR.

Statement of Financial Futures
January 31, 2005

		Market Value
		Covered
	Contracts	by Contracts ($)

Financial Futures Long
Standard & Poor's Midcap 400	123	39,017,130

		Unrealized
		Appreciation
	Expiration	at 1/31/2005 ($)

	March 2005	51,665

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Midcap Index Fund, Inc.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	March 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	March 17, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	March 17, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)